Tax - Deferred Taxes by Territory Explanatory (Detail) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of deferred taxes [line items]
Deferred tax liability asset	$ 71	$ 26	$ 101
Deferred gains on loan notes [member]
Disclosure of deferred taxes [line items]
Deferred tax liability asset	35	34	52
Deferred gains on investments [member]
Disclosure of deferred taxes [line items]
Deferred tax liability asset	56	54	78
Losses [member]
Disclosure of deferred taxes [line items]
Deferred tax liability asset	(35)	(40)	(44)
Employee benefits [member]
Disclosure of deferred taxes [line items]
Deferred tax liability asset	(18)	(20)	(27)
Undistributed earnings of subsidiaries [member]
Disclosure of deferred taxes [line items]
Deferred tax liability asset	2		59
Other short-term temporary differences [member]
Disclosure of deferred taxes [line items]
Deferred tax liability asset	(87)	(82)	(96)
United Kingdom [member]
Disclosure of deferred taxes [line items]
Deferred tax liability asset	(53)
United Kingdom [member] | Deferred gains on loan notes [member]
Disclosure of deferred taxes [line items]
Deferred tax liability asset	0
United Kingdom [member] | Deferred gains on investments [member]
Disclosure of deferred taxes [line items]
Deferred tax liability asset	0
United Kingdom [member] | Losses [member]
Disclosure of deferred taxes [line items]
Deferred tax liability asset	(15)
United Kingdom [member] | Employee benefits [member]
Disclosure of deferred taxes [line items]
Deferred tax liability asset	(4)
United Kingdom [member] | Undistributed earnings of subsidiaries [member]
Disclosure of deferred taxes [line items]
Deferred tax liability asset	0
United Kingdom [member] | Other short-term temporary differences [member]
Disclosure of deferred taxes [line items]
Deferred tax liability asset	(24)
United States [member]
Disclosure of deferred taxes [line items]
Deferred tax liability asset	124
United States [member] | Deferred gains on loan notes [member]
Disclosure of deferred taxes [line items]
Deferred tax liability asset	35
United States [member] | Deferred gains on investments [member]
Disclosure of deferred taxes [line items]
Deferred tax liability asset	56
United States [member] | Losses [member]
Disclosure of deferred taxes [line items]
Deferred tax liability asset	(16)
United States [member] | Employee benefits [member]
Disclosure of deferred taxes [line items]
Deferred tax liability asset	(14)
United States [member] | Undistributed earnings of subsidiaries [member]
Disclosure of deferred taxes [line items]
Deferred tax liability asset	2
United States [member] | Other short-term temporary differences [member]
Disclosure of deferred taxes [line items]
Deferred tax liability asset	(59)
Other Countries [member]
Disclosure of deferred taxes [line items]
Deferred tax liability asset	0
Other Countries [member] | Deferred gains on loan notes [member]
Disclosure of deferred taxes [line items]
Deferred tax liability asset	0
Other Countries [member] | Deferred gains on investments [member]
Disclosure of deferred taxes [line items]
Deferred tax liability asset	0
Other Countries [member] | Losses [member]
Disclosure of deferred taxes [line items]
Deferred tax liability asset	(4)
Other Countries [member] | Employee benefits [member]
Disclosure of deferred taxes [line items]
Deferred tax liability asset	0
Other Countries [member] | Undistributed earnings of subsidiaries [member]
Disclosure of deferred taxes [line items]
Deferred tax liability asset	0
Other Countries [member] | Other short-term temporary differences [member]
Disclosure of deferred taxes [line items]
Deferred tax liability asset	(4)
Property, plant, equipment and software [member]
Disclosure of deferred taxes [line items]
Deferred tax liability asset	120	98	120
Property, plant, equipment and software [member] | United Kingdom [member]
Disclosure of deferred taxes [line items]
Deferred tax liability asset	(7)
Property, plant, equipment and software [member] | United States [member]
Disclosure of deferred taxes [line items]
Deferred tax liability asset	127
Property, plant, equipment and software [member] | Other Countries [member]
Disclosure of deferred taxes [line items]
Deferred tax liability asset	0
Other intangibles [member]
Disclosure of deferred taxes [line items]
Deferred tax liability asset	27	7	(5)
Other intangibles [member] | United Kingdom [member]
Disclosure of deferred taxes [line items]
Deferred tax liability asset	(4)
Other intangibles [member] | United States [member]
Disclosure of deferred taxes [line items]
Deferred tax liability asset	27
Other intangibles [member] | Other Countries [member]
Disclosure of deferred taxes [line items]
Deferred tax liability asset	4
Application fees and contract costs [member]
Disclosure of deferred taxes [line items]
Deferred tax liability asset	(29)	$ (25)	$ (36)
Application fees and contract costs [member] | United Kingdom [member]
Disclosure of deferred taxes [line items]
Deferred tax liability asset	1
Application fees and contract costs [member] | United States [member]
Disclosure of deferred taxes [line items]
Deferred tax liability asset	(34)
Application fees and contract costs [member] | Other Countries [member]
Disclosure of deferred taxes [line items]
Deferred tax liability asset	$ 4